Disclosure of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Disclosure Of Cash Flow Information
Trade and other receivables	$ 592	$ 120	$ (1,023)
Inventory	(161)	(56)	1,182
Prepaid expenses and other current assets	(783)	(750)	(702)
Payables and accrued liabilities	1,076	634	51
Income taxes payable		(109)	395
Deferred revenues	441	3,010	3,031
Provision for restructuring and other costs	(2)
Employee future benefits	(559)	(349)	(532)
Increase (decrease) in operating assets and liabilities	$ 604	$ 2,500	$ 2,402